1875 K Street, N.W.
Washington, DC 20006-1238

Tel: 202 303 1000
Fax: 202 303 2000

April 2, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Legg Mason Partners Equity Trust

Post-Effective Amendment No. 434 to Registration Statement on Form N-1A

Securities Act File No. 33-43446

Investment Company Act File No. 811-06444

Ladies and Gentlemen:

On behalf of Legg Mason Partners Equity Trust (the “Trust”), and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby certify that the forms of Prospectuses and Statements of Additional Information for ClearBridge Large Cap Growth Fund and QS U.S. Large Cap Equity Fund, each a series of the Trust, that would have been filed under Rule 497(c) would not have differed from those filed as part of Post-Effective Amendment No. 434 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A on March 22, 2019. That Amendment became effective on March 31, 2019, pursuant to Rule 485(b) under the 1933 Act.

Any questions or comments on the Amendment should be directed to the undersigned at 202-303-1232.

Very truly yours,

/s/ Neesa P. Sood
Neesa P. Sood

Enclosures

cc:	Susan D. Lively, Legg Mason & Co., LLC

Barbara J. Allen, Legg Mason & Co., LLC

Angela Velez, Legg Mason & Co., LLC

Benjamin J. Haskin, Willkie Farr & Gallagher LLP

Shannon Hayes, Willkie Farr & Gallagher LLP

Nicholas Coffaro, Willkie Farr & Gallagher LLP

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